SUPPLEMENT TO THE PROSPECTUS OF
                                                 CLASS C SHARES OF
                                            THE SARATOGA ADVANTAGE TRUST
                                                Dated January 1, 1999



                  The  minimum   initial   investment  for  clients  of  certain
broker-dealers, other financial institutions and financial advisors is $10,000.



April 28, 1999